Income taxes - Summary of Breakdown For Income Taxes (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Current taxes	€ (26,459)	€ (17,683)
Deferred taxes	6,343	465
Income taxes	€ (20,116)	€ (17,218)